ANNUAL
                                     REPORT

                         [american century logo(reg.sm)]
                                    American
                                Century (reg.tm)

                                FEBRUARY 28, 1998

                                     BENHAM
                                      GROUP

                               Prime Money Market

                                TABLE OF CONTENTS

Report Highlights .........................................................    1
Our Message to You ........................................................    2
Services Update ...........................................................    3
Performance & Portfolio Information .......................................    4
Management Q & A ..........................................................    5
Schedule of Investments ...................................................    7
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statements of Changes in Net Assets .......................................   12
Notes to Financial Statements .............................................   13
Financial Highlights ......................................................   15
Report of Independent Accountants .........................................   16
Retirement Account Information ............................................   17
Background Information
           Investment Philosophy & Policies ...............................   20
           Comparative Indices ............................................   20
           Lipper Rankings ................................................   20
           Investment Team Leaders ........................................   20
Glossary ..................................................................   21

       American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. We've organized our funds into three distinct groups, based on investment style and objectives, to help simplify your fund decisions. These groups appear below.


                  AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century       Twentieth Century(reg. tm)
     Group(reg. tm)                 Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
        Prime
     Money Market

We welcome your comments or questions about this report. See the back cover for ways to contact us by mail, phone or e-mail.

American Century and Benham Group are registered marks of American Century Services Corporation.


                                                 AMERICAN CENTURY INVESTMENTS


                               REPORT HIGHLIGHTS

* According to Lipper Analytical Services, the fund outperformed the average money market fund during the 12 months ended February 28, 1998.

* We left the fund's portfolio in a neutral position (weighted average maturity around 55 days) for most of the period. This reflected the prevailing uncertainty about the future direction of interest rates.

* The financial crisis in Southeast Asia had a minimal impact on the fund. We significantly reduced the fund's remaining Japanese holdings and replaced them with higher-quality U.S. securities.

* To help maintain the fund's above-average yield, we continued to search for attractively valued variable-rate notes (VRNs), whose yields are typically higher than fixed-rate securities. VRNs are debt securities whose interest rates change when a designated base rate changes.

* We believe interest rates should remain stable in the near term. We don't think the Federal Reserve will change interest rates while U.S. economic strength and Asian economic weakness continue to offset each other.

* As long as interest rates remain stable, we plan to maintain the fund's weighted average maturity at around 55-60 days. In addition, we'll diversify away from financial services and bank holdings by looking for attractively priced commercial paper backed by U.S. industrial companies.

* The fund's fee waiver--which caps expenses at 0.50% of average daily net assets--expires on May 31, 1998, and the fee will rise 0.10% to 0.60%. The slightly higher fee could cause a small decline in the fund's yield.

* Note: We have added a new "Services Update" section to your report to provide answers to frequently asked questions about our money market fund services.

              PRIME MONEY MARKET

TOTAL RETURNS:              AS OF 2/28/98
       6 Months                    2.62%*
       1 Year                       5.29%

7-DAY CURRENT YIELD:                5.17%

NET ASSETS:                  $1.4 billion
       (AS OF 2/28/98)

INCEPTION DATE:                  11/17/93

TICKER SYMBOL:                      BPRXX

* Not annualized.

Many of the investment terms in this report are defined in the Glossary on page 21.


ANNUAL REPORT                                     REPORT HIGHLIGHTS       1


                              OUR MESSAGE TO YOU

            [hoto of James E. Stowers, Jr. and James E. Stowers III]

    This has been an eventful year for the financial markets and for American Century. The Benham Prime Money Market Fund performed well during the 12 months ended February 28, 1998, providing very competitive money market returns. Short-term interest rates remained relatively stable despite a robust U.S. economy.

     As many of you may know, we gained a powerful business partner this past January when J.P. Morgan became a substantial minority shareholder in American Century. J.P. Morgan has been in business over 150 years, serving institutions, governments and individuals with complex financial needs. The new business partnership is very exciting, and will allow both companies to offer investors a highly diverse menu of investment options and services.

     Many of you may also know that Jim Benham, founder of the Benham Group, retired in December. With the integration of Benham and Twentieth Century successfully completed, Jim felt it was time to step back from the business. Much of the Benham culture has become a part of American Century, including the educational investor seminar program Jim created. Two of his sons, Jim A. Benham and Tim Benham, remain with the company to carry on the Benham tradition.

    We would also like to let you know what we're doing about the year 2000 issue, which refers to the possible inability of computer systems to distinguish between the years 1900 and 2000. Like other financial companies, a significant percentage of our computer operations involves some type of date comparison or date calculation. Although much of our system is already year 2000 compliant, we are aggressively addressing the problem, and anticipate the project should be completed by the end of November, 1998.

    In closing, we are proud to note that 1998 marks the 40th year since American Century launched its first mutual funds. Not many fund companies can claim a 40-year track record, or a fund family that includes nearly 70 stock, bond, money market and combination (stock and bond) funds that provide investors with such a wide range of choice and flexibility. Whatever your financial goals, we believe American Century has an outstanding lineup of funds to help you reach them.

    Thank you for your investment.

Sincerely,

/s/James E. Stowers, Jr.               /s/James E. Stowers III
James E. Stowers, Jr.                  James E. Stowers III
Chairman of the Board and Founder      President and Chief Executive Officer


2      OUR MESSAGE TO YOU                     AMERICAN CENTURY INVESTMENTS


                                SERVICES UPDATE

    We get many questions from money market investors about our services. Here are answers to several frequently asked questions.

IS THERE A FEE FOR WRITING CHECKS AGAINST MY MONEY MARKET FUND?

    No. You can write as many checks as you want at no charge, as long as each one is for $100 or more.

BESIDES WRITING A CHECK, HOW ELSE CAN I ACCESS MY MONEY?

    There are a couple of easy ways. First, we can send a check directly to you at your address of record. All you need to do is give us a call or write us a letter requesting the check, and we'll send it right out to you.

    We can also make automatic deposits from your money market fund to your bank account. Just make sure we have all of your bank information on file, and then give us a call to request a direct transfer to your bank account.

IS THERE A LIMIT TO THE NUMBER OF EXCHANGES I CAN MAKE OUT OF MY MONEY MARKET FUND?

    No. Exchanges involve moving money from one American Century fund to another. Although there is a limit of six exchanges out of our bond and stock funds, this limit does not apply to money market funds.

    Exchanges can be made by calling an Investor Services representative, dialing into our Automated Information Line, writing us a letter, or connecting to our Web site. You can also make exchanges through our Automatic Exchange plan or Open Order service.

HOW DO OPEN ORDERS WORK?

    Open Orders enable you to buy or sell shares in a mutual fund automatically at a price you designate. Here's how it works:

* TO BUY--select a fund in which you wish to invest and specify a price at which you'd like to buy shares. Because the object is to buy low, the price you specify must be at or below the fund's last closing price. If the fund's price closes at or below your specified price, we will automatically move the amount you designated from your money market fund into an account in the fund you selected.

* TO SELL--select a fund in which you own shares and specify a price at which you'd like to sell them. Because the object is to sell high, the price you specify must be at or above the fund's last closing price (we can't place stop-loss orders for you). If the fund's price closes at or above your specified price, we'll sell the number of shares you designated and move the proceeds into your money market fund.

SOME OTHER NOTES ABOUT OPEN ORDERS:

* Open Orders last for a maximum of 90 days and may be canceled or extended whenever you choose.

* Once you've placed, canceled, or modified your Open Order, we'll send a letter confirming your decision to your address of record.

IF  YOU  HAVE  ANY  QUESTIONS   ABOUT  OUR   SERVICES,   CALL  US  TOLL-FREE  AT
1-800-345-2021 OR E-MAIL US AT OUR WEB SITE AT WWW.AMERICANCENTURY.COM.


ANNUAL REPORT                                       SERVICES UPDATE       3


                      PERFORMANCE & PORTFOLIO INFORMATION

                                                                             AVERAGE ANNUAL RETURNS
                                           6 MONTHS          1 YEAR           3 YEARS      LIFE OF
FUND(2)
-------------------------------------------------------------------------------------------------------------
TOTAL RETURNS AS OF FEBRUARY 28, 1998(1)

Prime Money Market ........................  2.62%            5.29%            5.31%         5.09%

90-Day Treasury Bill Index ................  2.13%            4.75%            5.12%         4.92%(3)

Average Money Market Instrument Fund(4) ...  2.43%            4.93%            5.03%         4.69%(3)

Fund's Ranking Among Money Market
Instrument Funds(4) .......................   --          43 out of 306    40 out of 245    10 out of 207
----------

(1) Returns for periods less than one year are not annualized.

(2) Inception date was November 17, 1993.

(3) Returns since 11/30/93, the date nearest the fund's inception for which data are available.

(4) According to Lipper Analytical Services.

See pages 20-21 for more information about returns, the comparative index and Lipper fund rankings.

YIELDS AS OF FEBRUARY 28, 1998

                              7-DAY            7-DAY
                             CURRENT         EFFECTIVE
                              YIELD            YIELD

Prime Money Market            5.17%            5.30%

Yields are defined in the Glossary on page 21.


PORTFOLIO AT A GLANCE
                              2/28/98        2/28/97

Number of Issuers               58             49
Weighted Average Maturity     65 days        54 days
Expense Ratio                  0.50%          0.50%

Money market funds are neither insured nor guaranteed by the U.S. government.

Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable $1.00 share price.


4      PERFORMANCE & PORTFOLIO INFORMATION    AMERICAN CENTURY INVESTMENTS


                                MANAGEMENT Q&A

    An interview with John Walsh and Denise Tabacco, portfolio managers on the Benham Prime Money Market fund investment team.

HOW DID THE FUND PERFORM DURING THE YEAR ENDED FEBRUARY 28, 1998?

    The fund performed well, providing a higher level of income than the average money market fund. For the 12-month period, the fund had a total return of 5.29%, compared with the 4.93% average return of the 306 "Money Market Instrument Funds" tracked by Lipper Analytical Services. (See the Total Returns table on the previous page for other fund performance comparisons).

HOW WAS THE FUND POSITIONED DURING THE PERIOD?

    We consider a weighted average maturity of 50-60 days to be a neutral position for the fund, the target we use when we're unsure about the future direction of interest rate movements. We moved the fund from a slightly defensive position in the first several months of the period to a more neutral stance for the remainder of the year. After beginning the fiscal year with an average maturity of around 45 days, we shortened to a more defensive posture of between 30-40 days in May when we were concerned that the Federal Reserve would raise interest rates to reduce inflationary pressures. If the Fed did raise rates, we wanted to improve our ability to translate those higher rates into a higher yield for the fund.

    Over the next couple of months, however, the inflation threat subsided and the Fed held interest rates steady. As a result, we extended the fund's average maturity to 60 days in July. Given an uncertain outlook for interest rates stemming from the countervailing forces of an economic slowdown in Southeast Asia and a strong U.S. economy, we maintained a 55-60-day average maturity until late November. The average maturity dipped in December, reflecting a temporary scarcity of attractively priced, longer-maturity paper. When supply bounced back, we extended the average maturity back out to about 55-60 days at the end of 1997, where it remained until the end of the period.

DID THE FINANCIAL PROBLEMS IN SOUTHEAST ASIA HAVE ANY IMPACT ON THE FUND?

    No. Our credit group spotted the Japanese banking sector's deterioration quite some time ago. As a result, Prime's Japanese holdings were small and limited to securities of strong Japanese industrial companies, such as Toyota. As the problems in Southeast Asia intensified, our conservative investment approach led us to further reduce our Japanese industrial holdings. Our credit team of 10 analysts continues to closely monitor events in Southeast Asia and Japan to anticipate the impact of continued Asian weakness on other sectors and economies. To offset the reduction in Japanese industrial holdings, we have added high-quality asset-backed commercial paper (short-term securities backed by a pool of loans or other debt). These holdings provide above-average returns with low credit risk characteristics due to the over-collateralized and credit-enhanced nature of these issues.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 2/28/98)
Commercial Paper          70%
Variable-Rate Notes       17%
Asset-Backed Securities    7%
CDs                        4%
Other                      2%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 8/31/97)
Commercial Paper          71%
Variable-Rate Notes       18%
U.S. Government
Agency Securities          7%
CDs                        3%
Asset-Backed Securities    1%


ANNUAL REPORT                                      MANAGEMENT Q & A       5


                                MANAGEMENT Q&A

IN THE PAST YOU DISCUSSED ADDING  ASSET-BACKED  SECURITIES TO ENHANCE THE FUND'S
YIELD.   WHAT  OTHER  STRATEGIES  HAVE  YOU  EMPLOYED  TO  MAINTAIN  THE  FUND'S
ABOVE-AVERAGE YIELD?

    We continued to search for attractively valued variable-rate notes (VRNs). VRNs are debt securities whose interest rates change when a designated base rate changes. Their yields are typically higher than fixed-rate securities. When choosing VRNs, a primary factor we consider is how the market anticipates Fed actions and how that affects short-term interest rates. For example, some VRNs are tied to the London Interbank Offered Rate (LIBOR), a money market rate that most banks and corporations track when determining the rate they'll pay to investors on short-term debt. Others are tied to the federal funds rate, the lending rate targeted by the Fed for large overnight loans between commercial banks. The yields on LIBOR-related securities tend to anticipate Fed actions, rising before interest rate hikes and falling in advance of rate cuts. When we believe the Fed is poised to raise interest rates, we typically choose securities tied to LIBOR to capture the higher yields as early as possible. Conversely, when we think that the Fed is poised to reduce rates, we lean toward VRNs tied to the federal funds rate because their yields typically stay higher longer than the yields of LIBOR-related securities.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES OVER THE  NEXT SIX MONTHS?

    We believe rates should remain stable over the near term, though market sentiment is currently divided. On one hand, the strength of the U.S. economy--as evidenced by very low unemployment, strong retail sales and low inventories--has the potential to re-ignite inflationary pressures and force the Fed to raise rates. On the other hand, we don't know if the economic slowdown in Southeast Asia has had its full impact on the U.S. economy. If problems in Asia translate into slower U.S. economic growth, the Fed could cut rates.

GIVEN THAT OUTLOOK, HOW WILL YOU MANAGE THE FUND OVER THE NEXT SIX MONTHS?

    We plan to maintain the fund's average maturity at around 60 days until there is definitive and sustained evidence of the direction of U.S. economic growth, inflation and interest rates. Additionally, we'll look for attractively priced commercial paper backed by U.S. industrial companies to diversify away from financial services and bank holdings.

     Another factor that could have a slight impact on future performance is a scheduled change in the fund's management fee. As we've mentioned in past reports, Prime has benefited from a fee waiver that capped expenses at 0.50% of average daily net assets. This fee waiver expires on May 31, 1998, and the fee will rise 0.10% to 0.60%. The slightly higher fee could cause a small decline in the fund's yield. We anticipate no further fee increases in the near future.

[pie charts]

PORTFOLIO COMPOSITION BY CREDIT RATING (as of 2/28/98)
A-1+                      72%
A-1                       28%

PORTFOLIO COMPOSITION BY CREDIT RATING (as of 8/31/97)
A-1+                      80%
A-1                       16%
A-2                        2%
Unrated U.S. Government
Agency Securities          2%

Credit ratings given by Standard & Poor's.


6      MANAGEMENT Q & A                       AMERICAN CENTURY INVESTMENTS


                            SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1998


Principal Amount                                                        Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1)

BANKING--17.4%

               $32,000,000  Abbey National North America
                                Corp., 5.43%-5.50%,
                                3/31/98-4/21/98                 $     31,816,109

                20,500,000  Bank of Nova Scotia,
                                5.43%-5.45%, 4/8/98-4/9/98            20,380,836

                15,000,000  Bankers Trust New York Corp.,
                                5.37%, 7/15/98                        14,695,700

                20,000,000  Banque Nationale de Paris
                                (Canada), 5.48%-5.73%,
                                3/9/98-4/13/98                        19,921,811

                39,000,000  BIL North America, Inc.,
                                5.45%-5.46%,
                                3/25/98-5/13/98                       38,754,164

                10,000,000  Cofco Capital Corp., 5.75%,
                                3/5/98 (LOC: Credit Suisse
                                First Boston)                          9,993,611

                 7,000,000  Galicia Funding Corp., Series B,
                                5.78%,  3/4/98 (LOC:
                                Bayerische Vereinsbank A.G.)           6,996,628

                50,000,000  Garanti Funding Corporation,
                                5.40%-5.58%,
                                3/4/98-7/27/98
                                (LOC: Bayerische
                                Vereinsbank A.G.)                     49,477,953

                12,850,000  IMI Funding Corp. (U.S.A.),
                                5.75%, 3/2/98-3/18/98                 12,833,381

                12,000,000  National Australia Funding
                                (Delaware), Inc., 5.43%,
                                4/21/98                               11,907,690

                 8,000,000  Pemex Capital, Inc., 5.58%,
                                4/22/98 (LOC: Societe
                                Generale)                              7,935,520

                20,000,000  Westdeutsche Landesbank
                                Girozentrale, 5.47%, 4/2/98           19,902,756
                                                               -----------------

                                                                     244,616,159
                                                               -----------------

CREDIT CARD & TRADE RECEIVABLES--10.8%

                 1,000,000  Charta Corporation, 5.50%,
                                3/19/98 (AMBAC) (Acquired
                                2/13/98, Cost $994,806)(2)               997,250


Principal Amount                                                        Value
--------------------------------------------------------------------------------

               $57,290,000  Corporate Receivables Corp.,
                                5.45%-5.53%,
                                3/5/98-5/21/98
                                (LOC: Citibank, N.A.)
                                (Acquired 1/6/98 through
                                2/18/98, Cost $56,664,617)(2)   $     56,916,385

                60,200,000  Dakota Certificates (Citibank),
                                Series 1995-7, 5.46%-5.75%,
                                3/3/98-5/18/98  (Acquired
                                12/22/97 through 2/18/98,
                                Cost $59,470,173)(2)                  59,876,826

                35,000,000  WCP Funding Inc., 5.43%-5.47%,
                                4/7/98-4/24/98 (AMBAC)
                                (Acquired 1/15/98 through
                                1/29/98, Cost $34,565,410)(2)         34,778,429
                                                               -----------------

                                                                     152,568,890
                                                               -----------------

COMMUNICATIONS SERVICES--0.4%

                 5,000,000  Ameritech Capital Funding Corp.,
                                5.43%, 4/10/98                         4,969,834
                                                               -----------------

DIVERSIFIED COMPANIES--3.1%

                44,000,000  Mitsubishi International Corp.,
                                5.50%-5.65%,
                                4/20/98-5/20/98                       43,539,167
                                                               -----------------

FINANCIAL SERVICES--14.6%

                47,000,000  Ford Motor Credit Co. Puerto Rico,
                                Inc., 5.45%-5.53%,
                                4/9/98-5/15/98                        46,635,558

                39,500,000  General Electric Capital Corp.,
                                5.37%-5.68%, 3/2/98-6/5/98            39,232,257

                24,000,000  General Electric Capital Services,
                                Inc., 5.47%, 4/3/98-4/14/98           23,856,260

                45,000,000  General Electric Financial
                                Assurance Holdings,
                                5.47%-5.49%,
                                3/6/98-3/13/98                        44,933,863

                24,100,000  General Motors Acceptance Corp.,
                                5.46%-5.75%,
                                3/10/98-4/20/98                       23,944,485

                27,000,000  Toyota Motor Credit Corp.,
                                5.73%-5.77%,
                                3/3/98-3/27/98                        26,953,168
                                                               -----------------

                                                                     205,555,591
                                                               -----------------

HOUSEHOLD AUDIO & VIDEO--0.9%

                12,313,000  Panasonic Finance America, 5.54%,
                                3/6/98 (Acquired 10/9/97,
                                Cost $12,032,565)(2)                  12,303,525
                                                               -----------------

See Notes to Financial Statements


ANNUAL REPORT                               SCHEDULE OF INVESTMENTS       7


                            SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1998


Principal Amount                                                         Value
--------------------------------------------------------------------------------

INSURANCE--2.7%

              $  9,400,000  American Family Financial Services,
                                Inc., 5.47%, 3/5/98                    9,394,287

                 8,500,000  Prudential Funding Corp., 5.47%,
                                4/14/98                                8,443,173

                20,000,000  SAFECO Corporation,
                                5.47%-5.76%,
                                3/12/98-4/15/98
                                (Acquired 12/15/97-1/15/98,
                                Cost $19,725,650)(2)                  19,914,025
                                                                 ---------------

                                                                      37,751,485
                                                                 ---------------

METALS & MINING--0.6%

                 9,000,000  RTZ America Inc., 5.53%,
                                3/20/98 (Acquired 9/19/97,
                                Cost $8,748,385)(2)                    8,973,733
                                                                 ---------------

PETROLEUM REFINING--4.2%

                18,900,000  Chevron Transport Corp.,
                                5.44%-5.50%,
                                3/18/98-6/16/98                       18,715,196

                40,000,000  Chevron U.K. Investment PLC,
                                5.43%-5.75%,
                                3/10/98-4/6/98                        39,861,109
                                                                 ---------------

                                                                      58,576,305
                                                                 ---------------

RETAIL--0.7%

                10,133,000  Southland Corp., 5.45%, 4/21/98           10,054,765
                                                                 ---------------

RUBBER & PLASTICS--1.0%

                15,000,000  Formosa Plastics Corp. USA,
                                5.50%, 6/4/98 (LOC: Bank of
                                America N.T. & S.A.)                  14,782,292
                                                                 ---------------

SECURITY BROKERS & DEALERS--12.8%

                10,000,000  Bear Stearns Co., Inc., 5.46%,
                                5/13/98                                9,889,283

                40,000,000  Credit Suisse First Boston, Inc.,
                                5.41%-5.46%,
                                4/22/98-5/19/98                       39,623,977

                37,000,000  Goldman Sachs Group L.P.,
                                5.43%-5.70%,
                                5/4/98-5/11/98                        36,604,707

                45,000,000  Merrill Lynch & Co., Inc.,
                                5.46%-5.73%,
                                3/9/98-7/31/98                        44,436,373


Principal Amount                                                        Value
--------------------------------------------------------------------------------

               $51,000,000  Morgan Stanley Dean Witter,
                                Discover & Co., 5.40%-5.49%,
                                4/17/98-7/29/98                  $    50,332,075
                                                                 ---------------

                                                                     180,886,415
                                                                 ---------------

UTILITIES--0.7%

                10,000,000  National Rural Utilities, 5.45%,
                                4/15/98                                9,931,875
                                                                 ---------------

TOTAL COMMERCIAL PAPER--69.9%                                        984,510,036
                                                                 ---------------

OTHER CORPORATE DEBT

                25,000,000  Abbey National Treasury Services,
                                VRN, 5.51%, 3/16/98, resets
                                monthly off the 1-month LIBOR
                                minus 0.12% with no caps              24,995,296

                20,000,000  American Express Centurion Bank,
                                VRN, 5.57%, 3/11/98, resets
                                monthly off the 1-month LIBOR
                                minus 0.06% with no caps              20,000,000

                15,000,000  American Express Centurion Bank,
                                VRN, 5.60%, 3/12/98, resets
                                monthly off the 1-month LIBOR
                                minus 0.03% with no caps              15,000,546

                50,000,000  General American Life,
                                VRN, 5.82%, 3/1/98, resets
                                monthly off the 1-month LIBOR
                                plus 0.20% with no caps (Acquired
                                1/3/97, Cost $50,000,000)(2)          50,000,000

                25,000,000  General Electric Capital Corp., VRN,
                                5.54%, 4/21/98, resets quarterly
                                off the 3-month LIBOR minus
                                0.09% with no caps                    25,000,000

                15,000,000  Key Bank N.A., VRN, 5.68%,
                                3/1/98,  resets daily off the
                                Federal Funds rate plus 0.07%
                                with no caps                          14,996,126

                47,000,000  Transamerica Occidental Life Insurance Co.,
                                VRN, 5.625%, 3/2/98, resets
                                monthly off the 1-month LIBOR with
                                no caps (Acquired 6/30/97, Cost
                                $47,000,000)(2)                       47,000,000

                11,700,000  Travelers Insurance Company (The),
                                VRN, 5.68%, 3/9/98, resets monthly
                                off the 1-month LIBOR plus 0.05%
                                with no caps (Acquired 6/9/97, Cost
                                $11,700,000)(2)                       11,700,000

See Notes to Financial Statements


8      SCHEDULE OF INVESTMENTS                AMERICAN CENTURY INVESTMENTS


                            SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1998


Principal Amount                                                         Value
--------------------------------------------------------------------------------

               $23,500,000  Travelers Insurance Company (The),
                                VRN, 5.68%, 3/23/98, resets
                                monthly off the 1-month LIBOR
                                plus 0.05% with no caps
                                (Acquired 5/23/97, Cost
                                $23,500,000)(2)                  $    23,500,000
                                                                 ---------------

TOTAL OTHER CORPORATE DEBT--16.5%                                    232,191,968
                                                                 ---------------

ASSET-BACKED SECURITIES

                23,500,000  ABSIT, VRN, Series 1997 C, Class N,
                                5.625%, 3/16/98, resets monthly
                                off the 1-month  LIBOR
                                with no caps
                                (LOC: Goldman Sachs Group L.P.)
                                (Acquired 6/11/97,
                                Cost $23,500,000)(2)                  23,500,000

                 5,903,334  Americredit Automobile Receivables
                                Trust, Series 1997 C, Class A1,
                                5.66%, 9/5/98 (FSA)                    5,903,334

                 7,349,378  Americredit Automobile Receivables
                                Trust, Series 1997 D, Class A1,
                                5.80%, 11/5/98 (FSA)                   7,349,378

                 3,251,427  Barnett Auto Trust, Series 1997 A,
                                Class A1, 5.65%, 10/15/98
                                (Acquired 9/18/97, Cost
                                $3,251,427)(2)                         3,251,427

                10,315,769  Capita Equipment Receivables
                                Trust, Series 1997-1, Class A1,
                                5.79%, 12/15/98                       10,315,769

                11,000,000  Chase Manhattan Auto Owner Trust,
                                Series 1998 A,
                                Class A1, 5.55%, 3/12/99              11,000,000

                 5,245,042  Ford Credit Auto Owner Trust,
                                Series 1997 B,
                                Class A1, 5.75%, 10/15/98              5,245,042

                20,000,000  Ford Credit Auto Owner Trust,
                                Series 1998 A,
                                Class A1, 5.55%, 2/15/99              20,000,000

                14,000,000  Racers Series 1997-MM-8-5, VRN,
                                5.61%, 3/30/98, resets monthly
                                off the 1-month LIBOR minus
                                0.02% with no caps (LOC:
                                National Westminster Bank PLC)
                                (Acquired 8/29/97, Cost
                                $14,000,000)(2)                       14,000,000
                                                                 ---------------

TOTAL ASSET-BACKED SECURITIES--7.1%                                  100,564,950
                                                                 ---------------

CERTIFICATES OF DEPOSIT

               $10,000,000  Chase Manhattan Corp., 5.56%,
                                7/7/98                           $    10,000,000

                20,000,000  Bayerische Landesbank
                                Girozentrale, 5.66%, 2/22/99          20,000,000

                13,000,000  Rabobank Nederland,
                                5.43%-5.99%,
                                3/24/98-1/12/99                       12,980,541

                14,000,000  Royal Bank of Canada - New York,
                                5.55%, 2/11/99                        13,992,167
                                                                 ---------------

TOTAL CERTIFICATES OF DEPOSIT--4.0%                                   56,972,708
                                                                 ---------------

BANK NOTES--2.5%

                35,000,000  BankBoston Corp., 5.59%-5.83%,
                                4/9/98-7/8/98                         35,000,000
                                                                 ---------------

TOTAL INVESTMENT SECURITIES--100.0%                               $1,409,239,662
                                                                 ---------------


NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FSA = Financial Security Assurance Inc.

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

VRN  =  Variable  Rate  Note.  Interest  reset  date is  indicated  and  used in
     calculating  the  weighted  average  portfolio  maturity.   Rate  shown  is
     effective February 28, 1998.

resets = The frequency with which a fixed-income security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1)  The rates for commercial paper represent the yield to maturity at purchase

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 1998, was $366,711,600, which represented 25.9% of net assets. Restricted securities which were illiquid represented 5.1% of net assets.

See Notes to Financial Statements


ANNUAL REPORT                               SCHEDULE OF INVESTMENTS       9


                      STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998

ASSETS

Investment securities, at value (amortized cost and
  cost for federal income tax purposes) (Note 1) ............... $1,409,239,662

Cash ...........................................................     12,464,116

Interest receivable ............................................      1,906,726
                                                                 ---------------
                                                                  1,423,610,504
                                                                 ---------------
LIABILITIES

Disbursements in excess of demand deposit cash .................      4,193,481

Payable for capital shares redeemed ............................      1,365,778

Accrued management fees (Note 2) ...............................        543,835

Dividends payable ..............................................        195,084

Accrued expenses and other liabilities .........................          1,639
                                                                 ---------------
                                                                      6,299,817
                                                                 ---------------
Net Assets ..................................................... $1,417,310,687
                                                                 ===============
CAPITAL SHARES

Outstanding (Unlimited number of shares authorized)
                                                                  1,417,565,184
                                                                 ===============
Net Asset Value Per Share ......................................          $1.00
                                                                 ===============
NET ASSETS CONSIST OF:

Capital paid in
                                                                 $1,417,565,184

Accumulated undistributed net realized loss on
  investment transactions ......................................      (254,497)
                                                                 ---------------
                                                                 $1,417,310,687
                                                                 ===============

See Notes to Financial Statements


10     STATEMENT OF ASSETS AND LIABILITIES     AMERICAN CENTURY INVESTMENTS


                            STATEMENT OF OPERATIONS

YEAR ENDED FEBRUARY 28, 1998

INVESTMENT INCOME

Income:

Interest .......................................................     $73,727,79
                                                                 ---------------

Expenses (Note 2):

Investment advisory fees .......................................      6,282,235

Transfer agency fees ...........................................        765,989

Administrative fees ............................................        476,721

Printing and postage ...........................................        255,358

Custodian fees .................................................         92,513

Trustees' fees and expenses ....................................         66,163

Telephone expenses .............................................         58,663

Registration and filing fees ...................................         52,224

Auditing and legal fees ........................................         23,907

Other operating expenses .......................................         20,676
                                                                 ---------------
  Total expenses ...............................................      8,094,449

Amount waived ..................................................     (1,590,729)
                                                                 ---------------
  Net expenses .................................................      6,503,720
                                                                 ---------------
Net investment income ..........................................     67,224,070
                                                                 ---------------
REALIZED GAIN ON INVESTMENTS

Net realized gain on investments ...............................         24,038
                                                                 ---------------

Net Increase in Net Assets
  Resulting from Operations ....................................    $67,248,108
                                                                 ===============
See Notes to Financial Statements


ANNUAL REPORT                               STATEMENT OF OPERATIONS       11


                      STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED FEBRUARY 28, 1998 AND FEBRUARY 28, 1997


Increase (Decrease) in Net Assets                   1998              1997

OPERATIONS

Net investment income ........................  $67,224,070        $61,135,898

Net realized gain (loss) on investments ......     24,038           (278,535)
                                               --------------    ---------------
Net increase in net assets resulting
  from operations ............................   67,248,108        60,857,363
                                               --------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income ...................  (67,224,070)      (61,135,898)
                                               --------------    ---------------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .................... 2,330,994,339      1,722,837,328

Proceeds from reinvestment of distributions ..   63,902,564        58,408,826

Payments for shares redeemed .................(2,189,600,577)    (1,839,630,699)
                                               --------------    ---------------
Net increase (decrease) in net assets
  from capital share transactions ............  205,296,326       (58,384,545)
                                               --------------    ---------------
Net increase (decrease) in net assets ........  205,320,364       (58,663,080)

NET ASSETS

Beginning of year ............................ 1,211,990,323      1,270,653,403
                                               --------------    ---------------
End of year .................................. $1,417,310,687    $1,211,990,323
                                               ==============    ===============
TRANSACTIONS IN SHARES
OF THE FUND

Sold ......................................... 2,330,994,339      1,722,837,328

Issued in reinvestment of distributions ......   63,902,564        58,408,826

Redeemed ..................................... (2,189,600,577)   (1,839,630,699)
                                               --------------    ---------------
Net increase (decrease) ......................  205,296,326       (58,384,545)
                                               ==============    ===============
See Notes to Financial Statements


12      STATEMENTS OF CHANGES IN NET ASSETS    AMERICAN CENTURY INVESTMENTS


                         NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 1998

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--American Century Investment Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. American Century - Benham Prime Money Market Fund (the Fund) is the only fund issued by the Trust. The Fund seeks the highest level of current income consistent with preservation of capital. The Fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. On March 9, 1998, the Board of Trustees approved the merger of the Fund and American Century
- Benham Cash Reserve Fund. The following significant accounting policies, related to the Fund, are in accordance with accounting policies generally accepted in the investment company industry.

    SECURITY VALUATIONS--Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/ amortized daily on a straight-line basis.

    INCOME TAX STATUS--It is the Fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal income taxes.

    DISTRIBUTIONS--Distributions from net investment income are declared and credited daily and distributed monthly. The Fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

    At February 28, 1998, accumulated net realized capital loss carryovers of $254,497 (expiring 2005) may be used to offset future taxable gains.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.

    ADDITIONAL  INFORMATION-Effective  January 15, 1998, Funds Distributor, Inc.
(FDI) became the Trust's distributor. Certain officers of FDI are also officers of the Trust.


ANNUAL REPORT                         NOTES TO FINANCIAL STATEMENTS       13


                         NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 1998

2. TRANSACTIONS WITH RELATED PARTIES

    The shareholders of the Fund approved a new management agreement with American Century Investment Management, Inc. (ACIM) on July 30, 1997, effective August 1, 1997, which replaced the previously existing contracts between the Fund and Benham Management Corporation and American Century Services Corporation
(ACSC) for advisory, administrative and transfer agency services. Under the new agreement, ACIM provides all services required by the Fund in exchange for a unified management fee. Expenses excluded from this agreement are brokerage, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the net assets of all of the funds in the Fund's investment category which are managed by ACIM (the "Investment Category Fee"). The overall investment objective of the Fund determines its Investment Category. The three investment categories are: the Money Market Fund Category, the Bond Fund Category and the Equity Fund Category. The Fund is in the Money Market Fund Category. Second, a separate fee rate schedule is applied to the net assets of all of the funds managed by ACIM (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee rate. The management fee is paid monthly by the Fund based on the Fund's aggregate average daily net assets during the previous month multiplied by the monthly management fee rate. The annualized Investment Category Fee schedule for the Fund is as follows:

          0.3700% of the first $1 billion
          0.3270% of the next $1 billion
          0.2860% of the next $3 billion
          0.2690% of the next $5 billion
          0.2580% of the next $15 billion
          0.2575% of the next $25 billion
          0.2570% of the average daily net assets over $50 billion

    The annualized Complex Fee schedule is as follows:

          0.3100% of the first $2.5 billion
          0.3000% of the next $7.5 billion
          0.2985% of the next $15 billion
          0.2970% of the next $25 billion
          0.2960% of the next $50 billion
          0.2950% of the next $100 billion
          0.2940% of the next $100 billion
          0.2930% of the next $200 billion
          0.2920% of the next $250 billion
          0.2910% of the next $500 billion
          0.2900% of the average daily net assets over $1,250 billion

    ACIM has agreed to continue to waive expenses which exceed 0.50% of average daily net assets until May 31, 1998. Total expenses of $4,730,735, of which $805,481 were waived by ACIM, were incurred under the new management agreement and are included in Investment Advisory Fees in the Statement of Operations. Total expenses under the previous agreement, for the five months ended July 31, 1997, were $3,363,714, of which $785,248 were waived by ACIM. The ratio of operating expenses to average net assets, net of the amount waived, for the same period was 0.50%.

    Certain officers and trustees of the Trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the Trust's investment manager, ACIM, the Trust's transfer agent, ACSC, and the registered broker-dealer, American Century Investment Services, Inc.


14      NOTES TO FINANCIAL STATEMENTS          AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Years Ended February 28 (except as noted)

                                               1998           1997           1996(1)         1995          1994(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ........................   $1.00          $1.00           $1.00          $1.00          $1.00
                                            ----------     ----------      ----------     ----------     ----------
Income From Investment Operations

  Net Investment Income ....................   0.05           0.05            0.06           0.05           0.01
                                            ----------     ----------      ----------     ----------     ----------
Distributions

  From Net Investment Income ...............  (0.05)         (0.05)          (0.06)         (0.05)         (0.01)
                                            ----------     ----------      ----------     ----------     ----------
Net Asset Value, End of Period .............   $1.00          $1.00           $1.00          $1.00          $1.00
                                            ==========     ==========      ==========     ==========     ==========
  Total Return(3) ..........................   5.29%          5.04%           5.60%          4.93%          0.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets. .....................   0.50%          0.50%           0.48%          0.04%           --

Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver) .........   0.63%          0.63%           0.62%          0.71%        1.49%(4)

Ratio of Net Investment Income to
Average Net Assets .........................   5.17%          4.92%           5.43%          5.28%        3.35%(4)

Ratio of Net Investment Income to Average
Net Assets (Before Expense Waiver) .........   5.04%          4.79%           5.29%          4.61%        1.86%(4)

Net Assets, End
of Period (in thousands) ...................$1,417,311     $1,211,990      $1,270,653     $1,509,863       $75,168
----------

(1)  Year ended February 29, 1996.

(2)  November 17, 1993 (inception) through February 28, 1994.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements


ANNUAL REPORT                                  FINANCIAL HIGHLIGHTS       15


                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of the American Century - Benham Prime Money Market Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Century - Benham Prime Money Market Fund as of February 28, 1998, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 1997 and the financial highlights for the four years in the period ended February 28, 1997, were audited by other auditors, whose report, dated April 4, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Century - Benham Prime Money Market Fund as of February 28, 1998, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.

Kansas City, Missouri
April 7, 1998


16      REPORT OF INDEPENDENT ACCOUNTANTS      AMERICAN CENTURY INVESTMENTS


                        RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid for six months from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax within six months prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our Exchange/ Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid for only six months from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


ANNUAL REPORT                        RETIREMENT ACCOUNT INFORMATION       17


                                     NOTES


18      NOTES                                  AMERICAN CENTURY INVESTMENTS


                                     NOTES


ANNUAL REPORT                                                 NOTES       19


                            BACKGROUND INFORMATION

INVESTMENT PHILOSOPHY & POLICIES

    The Benham Group offers 39 fixed-income funds, ranging from money market funds to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market. To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions. Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

    In addition to these principles, each fund has its own investment policies:

    PRIME MONEY MARKET is a money market fund that seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

    An investment in Prime Money Market is neither insured nor guaranteed by the U.S. government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

COMPARATIVE INDICES

    The following index is used in the report as a fund performance comparison. It is not an investment product available for purchase.

    The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

    LIPPER ANALYTICAL SERVICES, INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

    The Lipper category for the Prime Money Market fund is:

    MONEY MARKET INSTRUMENT FUNDS--funds that intend to maintain a stable net asset value and that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

--------------------------------------------------------------------------------
INVESTMENT TEAM LEADERS
--------------------------------------------------------------------------------
  Portfolio Managers                John Walsh, Denise Tabacco
  Credit Research Director          Greg Afiesh
--------------------------------------------------------------------------------

20      BACKGROUND INFORMATION                 AMERICAN CENTURY INVESTMENTS


                                   GLOSSARY

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial Highlights" on page 15.

YIELDS

* 7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

* 7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

* NUMBER OF ISSUERS--the number of entities which issued securities and are held by a fund on a given date.

* WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.

* EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

* ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans or mortgages.

* CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European and Japanese banks.

* COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to 50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

* VARIABLE-RATE NOTES (VRNS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

* U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years. Money market funds invest in these securities when they have remaining maturities of 13 months or less.


ANNUAL REPORT                                              GLOSSARY       21


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